Supplementary Financial Information (Other Income and Deductions) (Detail) - USD ($) $ in Millions		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017		Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Other income:
Insurance settlement		$ 0		$ 0		$ 0
Interest income		4				10
All other		2		2		6
Total other income		10		9		29
Other deductions:
Adjustment to asbestos liability		0		0		0
Fees associated with TCEH DIP Roll Facilities		0		0		0
All other		0		0		3
Total other deductions		0		0		5
Impairment of emission allowances				0		0
Successor | Contract-Based Intangible Assets [Member]
Other deductions:
Impairment of emission allowances				0
Successor | Emission Allowance [Member]
Other deductions:
Impairment of emission allowances				0
Successor | Mine Development Costs [Member]
Other deductions:
Impairment of emission allowances				0
Successor | Corporate and Other Nonsegment [Member]
Other income:
Office space sublease rental income		3	[1]	2		9	[1]
Curtailment gain on employee benefit plans	[2]			4
Office space sublease rental income		3	[1]	2		9	[1]
Successor | Wholesale Generation Segment [Member]
Other income:
Mineral rights royalty income	[3]			1
Sale of land	[4]	1				4
Other deductions:
Write-off of generation equipment		$ 0		$ 0		$ 2
Predecessor
Other income:
Office space sublease rental income								$ 0		$ 0	$ 0
Office space sublease rental income								0		0	0
Insurance settlement					$ 0			9	$ 9	0	0
Interest income					2				3
All other					3			4	5	13	12
Total other income					7			16	19	17	16
Other deductions:
Write-off of generation equipment					4			45	45	0	0
Adjustment to asbestos liability					(11)			11	(11)	0	0
Fees associated with TCEH DIP Roll Facilities					5			5	5	0	0
All other					8			14	14	11	18
Total other deductions					28			75	75	93	281
Impairment of emission allowances								45	45	84	263
Predecessor | Contract-Based Intangible Assets [Member]
Other deductions:
Impairment of emission allowances								0		8	183
Predecessor | Emission Allowance [Member]
Other deductions:
Impairment of emission allowances								0		55	80
Predecessor | Mine Development Costs [Member]
Other deductions:
Impairment of emission allowances								0		19	0
Predecessor | Corporate and Other Nonsegment [Member]
Other income:
Office space sublease rental income					0				0
Curtailment gain on employee benefit plans								0		0	0
Office space sublease rental income					0				0
Predecessor | Wholesale Generation Segment [Member]
Other income:
Mineral rights royalty income								$ 3		$ 4	$ 4
Sale of land					$ 2				$ 2

[1]	Reported in Corporate and Other non-segment (Successor period only).
[2]	Corporate and Other nonsegment (Successor period only).
[3]	Wholesale Generation segment (Successor period only).
[4]	Reported in Wholesale Generation segment (Successor period only).